Non-current and current Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Detailed Information About Borrowings

($ in millions)	As of Dec. 31, 2021	As of Dec. 31, 2020
Other non-current financial borrowings	1,540.9	1,422.4
Opco Notes	—	425.0
Holdco Notes	—	218.3

Non-current borrowings	1,540.9	2,065.7

Current portion of non-current financial borrowings	10.7	0.5

Current borrowings	10.7	0.5

Total borrowings	1,551.6	2,066.2

Summary of Current and Non-current Borrowings
The following is a summary of the Company’s current and
non-current
borrowings:

($ in millions)	As of Dec. 31, 2021	As of Dec. 31, 2020
Senior Secured Credit Facilities:
Term Loans	1,556.3	1,438.5
6.25% Opco Notes	—	425.0
8.75%/9.50% Holdco Notes	—	219.0
Less – Deferred financing costs	(15.4)	(16.8)

Total non-current borrowings	1,540.9	2,065.7

Senior Secured Credit Facilities:
Term Loans	13.5	16.2
Short-term financing costs	(2.8)	(15.8)

Total current borrowings	10.7	0.5

Total borrowings	1,551.6	2,066.2

Summary of Changes in Liabilities from Financing Activities
Changes in liabilities from financing activities are as follows:

($ in millions)	As of Jan. 1, 2021	Cash inflows	Cash outflows	Currency translation	Other non-cash changes	As of Dec. 31, 2021
Borrowings (current and non-current)	2,066.2	130.0	(685.7)	(13.6)	54.7	1,551.6
Other liabilities	17.5	0.7	—	(0.1)	(13.4)	4.7
Lease liabilities (current and non-current)	81.5	—	(15.3)	(5.3)	3.4	64.2

Total liabilities from financing activities	2,165.2	130.7	(701.0)	(19.0)	44.6	1,620.5

($ in millions)	As of Jan. 1, 2020	Cash inflows	Cash outflows	Currency translation	Other non-cash changes	As of Dec. 31, 2020
Borrowings (current and non-current)	2,115.6	175.1	(271.2)	30.4	16.2	2,066.2
Other liabilities	19.7	—	(10.6)	(0.1)	8.7	17.5
Lease liabilities (current and non-current)	75.1	—	(15.3)	6.0	15.7	81.5

Total liabilities from financing activities	2,210.4	175.1	(297.1)	36.3	40.6	2,165.2